Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2021	December 31, 2020
	(unaudited)
Cost
Furniture and fixtures	$6,536	$-
Software	26,219	-
Total cost	32,755	-
Accumulated depreciation	(5,022)	-

Total property and equipment, net	$27,733	$-